T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 56.4%			Wireless Telecommunication Services 0.2%
Communication Services 5.2%			SoftBank Group (JPY)	2,500	89
			Vodafone Group, ADR	11,772	162
Diversified Telecommunication Services 0.4%					251
KT (KRW)	3,162	51	Total Communication Services		8,162
Nippon Telegraph & Telephone
(JPY)	20,800	497	Consumer Discretionary 6.1%
Telecom Italia (EUR)	114,817	45	Auto Components 0.3%
		593	Aisin Seiki (JPY)	600	15
Entertainment 0.6%			Aptiv	143	7
Electronic Arts (1)	599	60	Autoliv, SDR (SEK)	1,436	68
Netflix (1)	1,870	702	Denso (JPY)	1,500	48
Spotify Technology (1)	615	75	Gentherm (1)	1,056	33
Walt Disney	1,377	133	Magna International	4,557	145
Zynga, Class A (1)	8,670	59	Stanley Electric (JPY)	4,600	90
		1,029	Sumitomo Rubber Industries
			(JPY)	4,900	46
Interactive Media & Services 3.7%			Visteon (1)	481	23
Alphabet, Class A (1)	301	350			475
Alphabet, Class C (1)	1,940	2,256
Baidu, ADR (1)	519	52	Automobiles 0.3%
Facebook, Class A (1)	10,979	1,831	Ferrari	17	3
IAC/InterActiveCorp (1)	803	144	Honda Motor (JPY)	2,900	65
JOYY, ADR (1)	1,801	96	Suzuki Motor (JPY)	3,200	76
Match Group (1)	30	2	Toyota Motor (JPY)	5,200	313
NAVER (KRW)	554	77			457
Tencent Holdings (HKD)	18,400	910	Diversified Consumer Services 0.1%
Z Holdings (JPY)	22,700	72	API Group (1)	2,506	18
		5,790	API Group, Warrants, 10/10/20
			(1)	2,406	3
Media 0.3%
			Bright Horizons Family Solutions
Cable One	85	140	(1)	396	40
Charter Communications, Class			ServiceMaster Global Holdings
A (1)	140	61	(1)	330	9
CyberAgent (JPY)	3,100	120	Strategic Education	100	14
Eutelsat Communications (EUR)	690	7			84
Stroeer (EUR)	1,201	62
WPP (GBP)	16,021	109	Hotels, Restaurants & Leisure 0.7%
			Chipotle Mexican Grill (1)	81	53
		499
			Chuy's Holdings (1)	1,087	11
			Compass Group (GBP)	6,458	101

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Darden Restaurants	179	10	Ollie's Bargain Outlet Holdings
Denny's (1)	2,120	16	(1)	1,854	86
Drive Shack (1)	3,990	6	Tuesday Morning (1)	4,300	3
Dunkin' Brands Group	693	37			590
Fiesta Restaurant Group (1)	1,559	6	Specialty Retail 0.4%
Hilton Worldwide Holdings	2,717	185	Aaron's	1,780	40
Marriott International, Class A	2,051	153	Burlington Stores (1)	663	105
McDonald's	1,826	302	Five Below (1)	192	13
OneSpaWorld Holdings	2,134	9	Kingfisher (GBP)	51,007	90
Papa John's International	1,490	79	Michaels (1)	4,200	7
Red Robin Gourmet Burgers (1)	860	7	Monro	1,524	67
Restaurant Brands International	115	5	RH(1)	109	11
Wynn Resorts	164	10	Ross Stores	3,871	337
Yum! Brands	2,054	141	TJX	1,208	58
		1,131			728
Household Durables 0.3%			Textiles, Apparel & Luxury Goods 0.4%
Cavco Industries (1)	163	23	Allbirds, Acquisition Date:
Panasonic (JPY)	14,800	112	10/10/18 - 12/21/18, Cost $6
Persimmon (GBP)	4,305	102	(1)(2)(3)	580	6
Skyline Champion (1)	1,592	25	Burberry Group (GBP)	5,244	85
Sony (JPY)	2,400	142	Kering (EUR)	252	131
Tempur Sealy International (1)	659	29	Lululemon Athletica (1)	778	147
TRI Pointe Group (1)	3,153	28	Moncler (EUR)	4,317	157
			NIKE, Class B	1,293	107
		461	Samsonite International (HKD)	42,900	40
Internet & Direct Marketing Retail 3.2%			VF	178	10
A Place for Rover, Acquisition					683
Date:5/25/18 , Cost $-
(1)(2)(3)	52	—	Total Consumer Discretionary		9,606
Alibaba Group Holding, ADR (1)	7,542	1,467	Consumer Staples 2.6%
Amazon. com (1)	1,596	3,112
ASOS(GBP) (1)	3,736	55	Beverages 0.3%
Booking Holdings (1)	189	254	Boston Beer, Class A (1)	297	109
Trip. com Group, ADR (1)	566	13	Constellation Brands, Class A	127	18
Zalando (EUR) (1)	2,534	96	Diageo (GBP)	6,222	197
			Kirin Holdings (JPY)	4,600	91
		4,997
			PepsiCo	340	41
Multiline Retail 0.4%					456
Dollar General	2,463	372
Dollar Tree (1)	1,760	129	Food & Staples Retailing 0.2%
			Grocery Outlet Holding (1)	170	6

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Performance Food Group (1)	1,433	36	Liberty Oilfield Services, Class A	4,273	12
Seven & i Holdings (JPY)	5,700	188	NexTier Oilfield Solutions (1)	6,377	7
Welcia Holdings (JPY)	1,200	84	Worley (AUD)	13,206	49
		314			104
Food Products 1.4%			Oil, Gas & Consumable Fuels 1.3%
BellRing Brands, Class A (1)	750	13	Chevron	2,289	166
Cal-Maine Foods	1,491	65	Concho Resources	28	1
Collier Creek Holdings (1)	1,436	15	ConocoPhillips	5,433	167
Mondelez International, Class A	1,000	50	Continental Resources	4,688	36
Nestle (CHF)	8,661	887	Diamondback Energy	1,388	36
Nomad Foods (1)	2,077	38	Enbridge	4,000	116
Post Holdings (1)	794	66	EOG Resources	4,466	160
Sanderson Farms	434	53	Equinor (NOK)	13,292	166
Simply Good Foods (1)	1,469	28	Kosmos Energy	1,156	1
TreeHouse Foods (1)	1,602	71	Magnolia Oil & Gas, Class A (1)	5,360	21
Tyson Foods, Class A	12,443	720	New Fortress Energy (1)	776	8
Wilmar International (SGD)	48,900	111	Parsley Energy, Class A	1,309	8
		2,117	Pioneer Natural Resources	122	9
Household Products 0.1%			Royal Dutch Shell, Class B, ADR	4,018	131
			Seven Generations Energy,
Procter & Gamble	1,100	121	Class A (CAD) (1)	4,220	5
		121	Suncor Energy	6,000	95
Personal Products 0.5%			TC Energy	10,589	469
L'Oreal (EUR)	972	252	TOTAL (EUR)	7,680	289
Pola Orbis Holdings (JPY)	1,900	35	TOTAL, ADR	3,300	123
Unilever (GBP)	10,916	550	Venture Global LNG, Series B,
			Acquisition Date: 3/8/18,
		837	Cost $3 (1)(2)(3)	1	4
Tobacco 0.1%			Venture Global LNG, Series C,
			Acquisition Date: 5/25/17 -
Altria Group	1,400	54	3/8/18, Cost $18 (1)(2)(3)	5	19
Philip Morris International	2,273	166	Williams	2,023	29
		220			2,059
Total Consumer Staples		4,065	Total Energy		2,163
Energy 1.4%			Financials 7.4%
Energy Equipment & Services 0.1%			Banks 2.7%
Computer Modelling Group			ABN AMRO Bank, CVA (EUR)	8,137	66
(CAD)	1,950	5
Dril-Quip (1)	511	16	Atlantic Capital Bancshares (1)	893	11
			Australia & New Zealand
Halliburton	2,233	15	Banking Group (AUD)	9,339	98

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Bank of America	23,563	500	Mitsubishi UFJ Financial Group
BankUnited	2,445	46	(JPY)	27,800	104
BNP Paribas (EUR)	5,343	156	National Bank of Canada (CAD)	4,720	182
Bridge Bancorp	1,163	25	Origin Bancorp	1,285	26
CenterState Bank	2,193	38	Pacific Premier Bancorp	1,508	28
Citigroup	6,925	292	Pinnacle Financial Partners	1,426	54
Columbia Banking System	782	21	PNC Financial Services Group	856	82
CrossFirst Bankshares (1)	1,789	15	Professional Holding, Class A (1)	349	6
DBS Group Holdings (SGD)	6,075	79	Prosperity Bancshares	794	38
DNB (NOK)	16,236	181	Seacoast Banking (1)	2,429	44
Dogwood State Bank, Non-			Signature Bank	386	31
Voting Shares, Acquisition			South State	499	29
Date: 5/6/19, Cost $3 (1)(2)(3)	307	2	Standard Chartered (GBP)	9,193	51
Dogwood State Bank, Voting			Sumitomo Mitsui Trust Holdings
Shares, Acquisition Date:			(JPY)	3,435	99
5/6/19, Cost $2 (1)(2)(3)	151	1
			Svenska Handelsbanken, A
Dogwood State Bank, Warrants,			Shares (SEK) (1)	18,574	153
5/6/24, Acquisition Date:
5/6/19, Cost $- (1)(2)(3)	46	—	Towne Bank	1,386	25
East West Bancorp	910	23	Truist Financial	1,137	35
Equity Bancshares, Class A (1)	880	15	United Overseas Bank (SGD)	10,100	139
Erste Group Bank (EUR)	2,334	43	Webster Financial	1,130	26
FB Financial	1,441	28	Wells Fargo	9,660	277
Fifth Third Bancorp	10,431	155	Western Alliance Bancorp	1,773	54
First Bancshares	1,055	20			4,141
Grasshopper Bancorp,			Capital Markets 1.3%
Acquisition Date: 10/12/18 -
5/2/19, Cost $5 (1)(2)(3)	528	4	Cboe Global Markets	1,004	90
Grasshopper Bancorp,			Charles Schwab	5,309	178
Warrants, 10/12/28,			Close Brothers Group (GBP)	2,422	34
Acquisition Date: 10/12/18,
Cost $- (1)(2)(3)	104	—	CME Group	1,055	182
Heritage Commerce	2,784	21	Conyers Park II Acquisition (1)	1,517	16
Heritage Financial	1,176	24	E*TRADE Financial	4,290	147
Home BancShares	4,450	53	Goldman Sachs Group	443	68
Independent Bank	167	11	Intercontinental Exchange	3,289	266
Independent Bank Group	1,173	28	Macquarie Group (AUD)	2,282	122
ING Groep (EUR)	19,150	98	Morgan Stanley	17,791	605
Intesa Sanpaolo (EUR)	49,397	80	MSCI	170	49
Investors Bancorp	3,250	26	S&P Global	815	200
JPMorgan Chase	3,947	355	State Street	1,427	76
Live Oak Bancshares	1,340	17	TD Ameritrade Holding	1,287	45
Lloyds Banking Group (GBP)	321,826	126
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
XP, Class A (1)	685	13	Selective Insurance Group	1,589	79
		2,091	State Auto Financial	801	22
Consumer Finance 0.1%			Storebrand (NOK)	21,160	84
Encore Capital Group (1)	1,106	26	Sun Life Financial (CAD)	6,189	199
PRA Group (1)	1,424	39	Tokio Marine Holdings (JPY)	5,000	229
SLM	2,580	19	Willis Towers Watson	2,467	419
			Zurich Insurance Group (CHF)	384	135
		84
					4,571
Diversified Financial Services 0.3%
			Thrifts & Mortgage Finance 0.1%
Challenger (AUD)	20,999	51
Element Fleet Management			Capitol Federal Financial	2,457	29
(CAD)	23,218	148	Essent Group	840	22
Equitable Holdings	14,882	215	Meridian Bancorp	2,225	25
Mitsubishi UFJ Lease & Finance			PennyMac Financial Services	1,865	41
(JPY)	15,200	74	Radian Group	1,715	22
		488	Sterling Bancorp	1,654	7
Insurance 2.9%					146
AIA Group (HKD)	13,800	124	Total Financials		11,521
Allianz (EUR)	1,361	232	Health Care 9.4%
American International Group	25,729	624
Assurant	721	75	Biotechnology 1.5%
Aviva (GBP)	23,936	79	AbbVie	8,479	646
AXA (EUR)	16,902	286	ACADIA Pharmaceuticals (1)	375	16
Axis Capital Holdings	1,224	47	Acceleron Pharma (1)	410	37
Chubb	4,022	449	Agios Pharmaceuticals (1)	405	14
Direct Line Insurance Group			Aimmune Therapeutics (1)	1,065	15
(GBP)	27,894	102	Alexion Pharmaceuticals (1)	900	81
Hanover Insurance Group	563	51	Allogene Therapeutics (1)	240	5
Hartford Financial Services			Amarin, ADR (1)	870	3
Group	2,191	77	Amgen	127	26
Marsh & McLennan	4,066	352	Arcutis Biotherapeutics (1)	133	4
MetLife	5,612	172	Argenx, ADR (1)	382	50
Munich Re (EUR)	1,224	246	Ascendis Pharma, ADR (1)	1,223	138
PICC Property & Casualty, H			Biogen (1)	408	129
Shares (HKD)	180,000	172	Blueprint Medicines (1)	659	39
Ping An Insurance Group, H
Shares (HKD)	12,000	117	CRISPR Therapeutics (1)	85	4
ProSight Global (1)	467	5	CSL (AUD)	409	74
RSA Insurance Group (GBP)	11,550	60	Enanta Pharmaceuticals (1)	70	4
Safety Insurance Group	362	31	G1 Therapeutics (1)	368	4
Sampo, A Shares (EUR)	3,580	103	Global Blood Therapeutics (1)	1,153	59
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Homology Medicines (1)	599	9	NuVasive (1)	563	29
IGM Biosciences (1)	250	14	Pax Labs, Class A, Acquisition
Immunomedics (1)	950	13	Date:4/18/19, Cost $15
			(1)(2)(3)	3,864	7
Incyte (1)	521	38	Penumbra (1)	130	21
Insmed (1)	2,088	33	Quidel (1)	1,132	111
Iovance Biotherapeutics (1)	230	7	Stryker	4,269	711
Krystal Biotech (1)	145	6	Teleflex	30	9
Momenta Pharmaceuticals (1)	1,238	34	Zimmer Biomet Holdings	1,048	106
Orchard Therapeutics, ADR (1)	1,463	11
Principia Biopharma (1)	415	25			4,806
PTC Therapeutics (1)	280	12	Health Care Providers & Services 1.8%
Radius Health (1)	2,280	30	Acadia Healthcare (1)	959	18
Regeneron Pharmaceuticals (1)	54	26	Alignment Healthcare Partners,
			Acquisition Date: 2/28/20,
Scholar Rock Holding (1)	439	5	Cost $9 (1)(2)(3)	764	9
Seattle Genetics (1)	517	60	Amedisys (1)	453	83
Tricida (1)	525	12	Anthem	2,000	454
Ultragenyx Pharmaceutical (1)	680	30	Centene (1)	4,566	271
Vertex Pharmaceuticals (1)	2,475	589	Cigna	3,301	585
Xencor (1)	1,011	30	Cross Country Healthcare (1)	1,565	11
		2,332	CVS Health	966	57
Health Care Equipment & Supplies 3.1%			Fresenius (EUR)	4,612	172
Abbott Laboratories	284	22	Hanger (1)	2,593	40
Alcon (CHF) (1)	1,177	60	HCA Healthcare	2,795	251
AtriCure (1)	750	25	Molina Healthcare (1)	867	121
Avanos Medical (1)	1,424	38	Pennant Group (1)	772	11
Becton Dickinson & Company	2,468	567	U. S. Physical Therapy	525	36
Boston Scientific (1)	8,372	273	UnitedHealth Group	3,162	789
Danaher	10,174	1,408			2,908
Elekta, B Shares (SEK) (4)	9,858	80	Health Care Technology 0.1%
Envista Holdings (1)	5,354	80	HMS Holdings (1)	1,724	44
Exact Sciences (1)	740	43	Siemens Healthineers (EUR)	3,753	145
GN Store Nord (DKK)	2,316	103	Tabula Rasa HealthCare (1)	200	10
ICU Medical (1)	306	62	Veeva Systems, Class A (1)	236	37
Intuitive Surgical (1)	842	417
					236
iRhythm Technologies (1)	713	58
JAND, Class A, Acquisition Date:			Life Sciences Tools & Services 0.8%
3/9/18, Cost $7 (1)(2)(3)	443	8	Adaptive Biotechnologies (1)	440	12
Koninklijke Philips (EUR)	10,842	445	Agilent Technologies	2,271	163
Medtronic	1,015	92	Bruker	1,641	59
Nevro (1)	306	31	Evotec (EUR) (1)(4)	2,452	53
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value			Shares/Par	$ Value
(Cost and value in $000s)				(Cost and value in $000s)
Thermo Fisher Scientific	3,211	910		Airlines 0.0%
		1,197		Alclear Holdings, Class B,
Pharmaceuticals 2.1%				Acquisition Date: 3/6/18 -
				12/13/18, Cost $18
Astellas Pharma (JPY)	26,400	407	(1)	(2)(3)(5)	118	24
Bausch Health (1)	1,778	28		Hawaiian Holdings	681	7
Bayer (EUR)	4,919	282		United Airlines Holdings (1)	483	15
Cara Therapeutics (1)	552	7				46
Catalent (1)	1,815	94
				Building Products 0.1%
Elanco Animal Health (1)	9,236	207
				Gibraltar Industries (1)	1,408	61
GlaxoSmithKline, ADR	7,022	266
				PGT Innovations (1)	2,052	17
Ipsen (EUR)	1,029	53
MyoKardia (1)	656	31				78
Novartis (CHF)	6,255	516		Commercial Services & Supplies 0.1%
Novo Nordisk, B Shares (DKK)	1,665	99		Brink's	1,359	71
Odonate Therapeutics (1)	120	3		Cintas	124	21
Otsuka Holdings (JPY)	4,600	180		Heritage-Crystal Clean (1)	1,202	19
Reata Pharmaceuticals, Class A				Rentokil Initial (GBP)	10,836	52
(1)	254	37	Team	(1)	1,690	11
Roche Holding (CHF)	1,828	588		Tetra Tech	150	11
Sanofi (EUR)	3,307	286				185
Takeda Pharmaceutical, ADR	4,564	69
TherapeuticsMD (1)	12,248	13		Construction & Engineering 0.2%
Turning Point Therapeutics (1)	265	12		Jacobs Engineering Group	3,343	265
Zoetis	760	89		Valmont Industries	191	20
		3,267				285
Total Health Care		14,746		Electrical Equipment 0.5%
Industrials & Business Services 5.0%				ABB (CHF)	9,702	169
				AZZ	1,261	35
Aerospace & Defense 0.6%				Legrand (EUR)	1,597	102
Aerojet Rocketdyne Holdings (1)	889	37		Melrose Industries (GBP)	68,102	76
Boeing	1,686	251		Mitsubishi Electric (JPY)	21,400	261
BWX Technologies	1,125	55		Prysmian (EUR)	5,959	95
Cubic	1,229	51		Rockwell Automation	600	90
L3Harris Technologies	486	88		Thermon Group Holdings (1)	520	8
Meggitt (GBP)	29,769	107				836
Northrop Grumman	353	107
Safran (EUR)	1,014	90		Industrial Conglomerates 1.4%
Teledyne Technologies (1)	388	115		CK Hutchison Holdings (HKD)	15,784	105
				DCC (GBP)	1,856	116
		901		General Electric	136,836	1,087

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Honeywell International	1,722	230	Central Japan Railway (JPY)	900	144
Roper Technologies	1,098	342	Kansas City Southern	360	46
Siemens (EUR)	4,214	353	Knight-Swift Transportation
		2,233	Holdings	2,185	72
			Landstar System	320	31
Machinery 0.8%			Norfolk Southern	1,648	240
Barnes Group	90	4	Saia (1)	270	20
Caterpillar	150	17	Schneider National, Class B	1,071	21
Chart Industries (1)	767	22	Union Pacific	1,931	272
Cummins	467	63			910
Deere	2,622	362
ESCO Technologies	1,041	79	Trading Companies & Distributors 0.3%
Federal Signal	780	21	Ashtead Group (GBP)	2,818	61
Fortive	149	8	Bunzl (GBP)	3,442	69
Graco	1,060	52	Mitsubishi (JPY)	5,400	114
Helios Technologies	679	26	SiteOne Landscape Supply (1)	1,333	98
Ingersoll Rand (1)	2,442	60	Sumitomo (JPY)	12,500	143
John Bean Technologies	1,073	80			485
KION Group (EUR)	1,512	65	Total Industrials & Business Services		7,872
Knorr-Bremse (EUR)	1,042	92	Information Technology 12.4%
Mueller Water Products, Class A	3,950	32
REV Group	840	3	Communications Equipment 0.3%
SMC (JPY)	300	126	LM Ericsson, B Shares (SEK)	25,929	210
THK (JPY)	5,200	105	Motorola Solutions	2,650	352
Toro	1,184	77			562
		1,294	Electronic Equipment, Instruments & Components 0.7%
Marine 0.0%			Belden	200	7
Matson	2,048	63	CTS	1,856	46
			Hamamatsu Photonics (JPY)	3,200	130
		63
			Keysight Technologies (1)	3,754	314
Professional Services 0.4%			Largan Precision (TWD)	1,000	126
CoStar Group (1)	277	163	Littelfuse	310	42
Equifax	776	93	Murata Manufacturing (JPY)	3,100	154
IHS Markit	112	7	National Instruments	2,064	69
Recruit Holdings (JPY)	5,400	139	Novanta (1)	1,055	84
TechnoPro Holdings (JPY)	1,800	84	Omron (JPY)	2,300	119
Teleperformance (EUR)	340	70			1,091
		556	IT Services 2.8%
Road & Rail 0.6%			Amadeus IT Group, A Shares
Canadian Pacific Railway	291	64	(EUR)	2,027	95
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
ANT International, Class C,			PDF Solutions (1)	1,769	21
Acquisition Date: 6/7/18,			QUALCOMM	11,594	784
Cost $61 (1)(2)(3)	10,922	77
Automatic Data Processing	99	14	Renesas Electronics (JPY) (1)	8,900	32
Booz Allen Hamilton Holding	994	68	Semtech (1)	440	16
			Taiwan Semiconductor
Euronet Worldwide (1)	519	45	Manufacturing (TWD)	38,219	344
Evo Payments, Class A (1)	552	9	Texas Instruments	3,888	388
Fidelity National Information			Tokyo Electron (JPY)	800	149
Services	4,821	586
Fiserv (1)	4,636	440	Xilinx	2,600	203
FleetCor Technologies (1)	285	53			5,303
Global Payments	3,637	525	Software 4.4%
Mastercard, Class A	3,571	863	Atlassian, Class A (1)	642	88
Parsons (1)	648	21	Avalara (1)	70	5
PayPal Holdings (1)	5,005	479	Ceridian HCM Holding (1)	1,389	70
ServiceTitan, Acquisition Date:			Checkr, Acquisition Date:
11/9/18, Cost $- (1)(2)(3)	19	—	6/29/18 - 12/2/19, Cost $5
StoneCo, Class A (1)	792	17	(1)(2)(3)	198	4
Tucows, Class A (1)	21	1	Citrix Systems	100	14
Visa, Class A	6,611	1,065	Coupa Software (1)	335	47
		4,358	Descartes Systems Group (1)	2,272	78
			DocuSign (1)	1,091	101
Semiconductors & Semiconductor Equipment 3.4%			Five9 (1)	815	62
Advanced Micro Devices (1)	2,811	128	Intuit	2,478	570
Applied Materials	13,343	611	Microsoft	19,915	3,141
ASML Holding	272	71	nCino, Acquisition Date:
ASML Holding (EUR)	943	248	9/16/19, Cost $9 (1)(2)(3)	422	7
Broadcom	1,338	317	PagerDuty (1)	313	5
Entegris	2,293	103	Paycom Software (1)	530	107
Inphi (1)	192	15	Proofpoint (1)	617	63
Intel	2,838	153	salesforce. com (1)	3,877	558
KLA	82	12	SAP (EUR)	2,301	257
Lam Research	371	89	ServiceNow (1)	2,257	647
Lattice Semiconductor (1)	6,047	108	Splunk (1)	1,736	219
Marvell Technology Group	5,506	125	SS&C Technologies Holdings	1,781	78
Maxim Integrated Products	507	25	Synopsys (1)	2,690	346
Micron Technology (1)	6,745	284	Toast, Acquisition Date:
MKS Instruments	170	14	9/14/18, Cost $- (1)(2)(3)	1	—
Monolithic Power Systems	120	20	VMware, Class A (1)	823	100
NVIDIA	1,778	469	Workday, Class A (1)	2,054	268
NXP Semiconductors	6,918	574	Zendesk (1)	185	12
					6,847
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Technology Hardware, Storage & Peripherals 0.8%			Franco-Nevada (CAD)	470	47
Apple	3,595	914	Haynes International	950	20
Samsung Electronics (KRW)	8,257	321	IGO (AUD)	37,443	96
			Northern Star Resources (AUD)	7,487	48
		1,235
			Rio Tinto (AUD)	1,169	60
Total Information Technology		19,396	South32 (AUD)	53,261	59
Materials 2.2%					675
Chemicals 1.3%			Paper & Forest Products 0.1%
Air Liquide (EUR)	1,457	186	Stella-Jones (CAD)	1,004	22
Air Products & Chemicals	16	3	Stora Enso, R Shares (EUR)	14,025	140
Asahi Kasei (JPY)	16,900	118	West Fraser Timber (CAD)	720	14
BASF (EUR)	2,533	118			176
Covestro (EUR)	2,394	73	Total Materials		3,426
DuPont de Nemours	1,831	62
Element Solutions (1)	3,843	32	Real Estate 1.4%
Johnson Matthey (GBP)	5,398	119	Equity Real Estate Investment Trusts 1.2%
Linde	4,770	825	Acadia Realty Trust, REIT	974	12
Minerals Technologies	910	33	American Campus
PPG Industries	2,412	202	Communities, REIT	1,693	47
Quaker Chemical	344	44	American Tower, REIT	45	10
Sherwin-Williams	112	52	Community Healthcare Trust,
			REIT	310	12
Tosoh (JPY)	1,700	19
			CubeSmart, REIT	1,532	41
Umicore (EUR)	3,332	115
			Digital Realty Trust, REIT	1,681	233
		2,001	EastGroup Properties, REIT	909	95
Containers & Packaging 0.4%			First Industrial Realty Trust, REIT	852	28
Amcor, CDI (AUD)	10,526	84	Great Portland Estates (GBP)	10,644	90
Ball	120	8	JBG SMITH Properties, REIT	2,345	75
International Paper	2,428	76	Paramount Group, REIT	1,690	15
Packaging Corp. of America	3,922	341	Prologis, REIT	12,174	978
Reynolds Consumer Products	669	19	PS Business Parks, REIT	689	93
Westrock	1,642	46	Regency Centers, REIT	394	15
		574	Rexford Industrial Realty, REIT	1,590	65
Metals & Mining 0.4%			Scentre Group (AUD)	36,191	35
Alcoa (1)	2,170	13	Weyerhaeuser, REIT	2,412	41
Antofagasta (GBP)	13,136	125			1,885
BHP Group (GBP)	8,497	132	Real Estate Management & Development 0.2%
BHP Group (AUD)	1,903	35	Deutsche Wohnen (EUR)	1,609	61
Constellium (1)	3,370	18	FirstService	1,211	94
ERO Copper (CAD) (1)	2,910	22
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Mitsui Fudosan (JPY)	10,400	180	SJW Group	857	49
		335			125
Total Real Estate		2,220	Total Utilities		4,805
Utilities 3.1%			Total Miscellaneous Common Stocks 0.2% (6)		333
			Total Common Stocks
Electric Utilities 1.7%			(Cost $70,394)		88,315
American Electric Power	2,232	178
Edison International	6,983	383	CONVERTIBLE PREFERRED STOCKS 0.3%
Entergy	2,828	266
NextEra Energy	5,772	1,389	Consumer Discretionary 0.0%
PNM Resources	2,700	103	Automobiles 0.0%
Southern	7,048	381	Rivian Automotive, Series D,
		2,700	Acquisition Date: 12/23/19,
			Cost $13 (1)(2)(3)	1,224	13
Gas Utilities 0.2%					13
Beijing Enterprises Holdings
(HKD)	18,500	67	Diversified Consumer Services 0.0%
Chesapeake Utilities	661	57	1stdibs. com, Series D,
ONE Gas	1,251	105	Acquisition Date: 2/7/19,
			Cost $6 (1)(2)(3)	1,120	4
Southwest Gas Holdings	1,450	101
					4
		330
			Internet & Direct Marketing Retail 0.0%
Independent Power & Renewable Electricity Producers 0.1%			A Place for Rover, Series G,
Electric Power Development			Acquisition Date: 5/11/18,
(JPY)	5,100	102	Cost $6 (1)(2)(3)	741	3
NextEra Energy Partners	730	32	Roofoods, Series F, Acquisition
		134	Date:9/12/17, Cost $19
			(1)(2)(3)	53	15
Multi-Utilities 1.0%			Roofoods, Series G, Acquisition
Ameren	3,314	241	Date:5/16/19, Cost $1
CenterPoint Energy	9,130	141	(1)(2)(3)	2	1
Dominion Energy	350	25			19
Engie (EUR)	17,579	180	Specialty Retail 0.0%
National Grid (GBP)	13,802	161	Vroom, Series F, Acquisition
NiSource	4,543	114	Date:6/30/17, Cost $8
			(1)(2)(3)	480	10
Sempra Energy	5,784	654	Vroom, Series H, Acquisition
		1,516	Date:11/21/19, Cost $5
			(1)(2)(3)	192	4
Water Utilities 0.1%
California Water Service Group	814	41			14
Middlesex Water	583	35

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

		Shares/Par	$ Value			Shares/Par	$ Value
	(Cost and value in $000s)				(Cost and value in $000s)

	Textiles, Apparel & Luxury Goods 0.0%				Industrials & Business Services 0.0%
	Allbirds, Series A, Acquisition
Date:	10/10/18, Cost $2				Machinery 0.0%
(1)	(2)(3)	190	2		Fortive, Series A, 5.00%, 7/1/21	45	33

	Allbirds, Series B, Acquisition						33
Date:	10/10/18 , Cost $-
(1)	(2)(3)	35	—		Road & Rail 0.0%
	Allbirds, Series C, Acquisition				Convoy, Series C, Acquisition
Date:	10/9/18, Cost $4			Date:	9/14/18, Cost $9
(1)	(2)(3)	320	3	(1)	(2)(3)	1,241	12
	Allbirds, Series Seed,				Convoy, Series D, Acquisition
	Acquisition Date: 10/10/18,			Date:	10/30/19, Cost $10
	Cost $1 (1)(2)(3)	100	1	(1)	(2)(3)	764	8

			6				20
	Total Consumer Discretionary		56		Total Industrials & Business Services		53

	Consumer Staples 0.0%				Information Technology 0.1%

	Food Products 0.0%				IT Services 0.0%
	Farmers Business Network,				ServiceTitan, Series D,
	Series D, Acquisition Date:				Acquisition Date: 11/9/18,
	11/3/17, Cost $14 (1)(2)(3)	733	13		Cost $5 (1)(2)(3)	184	4

	Total Consumer Staples		13				4

	Health Care 0.1%				Semiconductors & Semiconductor Equipment 0.1%
					Broadcom, Series A, 8.00%,
	Biotechnology 0.0%				9/30/22	70	67
	Generation Bio, Series C,
	Acquisition Date: 1/9/20,						67
	Cost $4 (1)(2)(3)	757	3		Software 0.0%
			3		Checkr, Series C, Acquisition
				Date:	4/10/18, Cost $4
	Health Care Equipment & Supplies 0.1%			(1)	(2)(3)	300	7
	Becton Dickinson & Company,				Checkr, Series D, Acquisition
	Series A, 6.125%, 5/1/20	949	52	Date:	9/6/19, Cost $12
	JAND, Series E, Acquisition			(1)	(2)(3)	400	9
Date:	3/9/18, Cost $9 (1)(2)(3)	546	10		Haul Hub, Series B, Acquisition
			62	Date:	2/14/20, Cost $3
				(1)	(2)(3)	217	2
	Pharmaceuticals 0.0%				Plex Systems Holdings, Series
	Elanco Animal Health, 5.00%,				B, Acquisition Date: 6/9/14,
	2/1/23	205	8		Cost $5 (1)(2)(3)	2,270	5

			8		Seismic Software, Series E,
					Acquisition Date: 12/13/18,
	Total Health Care		73		Cost $7 (1)(2)(3)	223	6
					Toast, Series B, Acquisition
				Date:	9/14/18 , Cost $-
				(1)	(2)(3)	10	—

	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Toast, Series D, Acquisition			Altria Group,
Date:6/27/18, Cost $13			4.80%, 2/14/29	40,000	42
(1)(2)(3)	737	25	Altria Group,
Toast, Series F, Acquisition			5.80%, 2/14/39	50,000	55
Date:2/14/20, Cost $3			Altria Group,
(1)(2)(3)	60	2	5.95%, 2/14/49	48,000	56
			American Airlines PTT, Series 2014-
		56	1, Class B,
Total Information Technology		127	4.375%, 10/1/22	2,788	3
			American Airlines PTT, Series 2015-
Utilities 0.1%			1, Class B,
			3.70%, 5/1/23	8,967	8
Electric Utilities 0.1%			American Airlines PTT, Series 2016-
Southern, Series A, 6.75%,			1, Class AA,
8/1/22	2,691	124	3.575%, 1/15/28	12,497	11
		124	American Airlines PTT, Series 2016-
			3, Class B,
Multi-Utilities 0.0%			3.75%, 10/15/25	41,162	33
Sempra Energy, Series B,			American Airlines PTT, Series 2017-
6.75%, 7/15/21	301	28	1, Class B,
			4.95%, 2/15/25	51,923	45
Sempra Energy, Series A,			American Airlines PTT, Series 2017-
6.00%, 1/15/21	570	54	2, Class AA,
		82	3.35%, 10/15/29	18,376	17
			American Airlines PTT, Series 2017-
Total Utilities		206	2, Class B,
Total Convertible Preferred Stocks			3.70%, 10/15/25	59,384	53
(Cost $556)		528	American Airlines PTT, Series 2019-
			1, Class B,
CORPORATE BONDS 7.5%			3.85%, 2/15/28	4,867	4
			American Campus Communities
AbbVie,			Operating Partnership,
2.95%, 11/21/26 (7)	45,000	46	2.85%, 2/1/30	78,000	73
AbbVie,			American Campus Communities
3.20%, 11/21/29 (7)	20,000	20	Operating Partnership,
AbbVie,			3.30%, 7/15/26	20,000	20
3.60%, 5/14/25	85,000	89	American Campus Communities
AbbVie,			Operating Partnership,
4.05%, 11/21/39 (7)	25,000	26	3.625%, 11/15/27	45,000	45
AbbVie,			Anheuser-Busch InBev Worldwide,
4.70%, 5/14/45	55,000	62	5.55%, 1/23/49	124,000	146
AbbVie,			APT Pipelines,
4.875%, 11/14/48	108,000	124	3.875%, 10/11/22 (7)	35,000	35
AerCap Ireland Capital,			APT Pipelines,
4.875%, 1/16/24	175,000	154	4.25%, 7/15/27 (4)(7)	180,000	178
Aflac,			Arrow Electronics,
3.60%, 4/1/30	15,000	15	4.00%, 4/1/25	50,000	48
Alexandria Real Estate Equities,			Ausgrid Finance,
3.45%, 4/30/25	40,000	39	3.85%, 5/1/23 (7)	30,000	31
Alexandria Real Estate Equities,			Ausgrid Finance,
3.95%, 1/15/28	65,000	66	4.35%, 8/1/28 (7)	40,000	45

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Avnet,			Bristol-Myers Squibb,
3.75%, 12/1/21	60,000	61	5.25%, 8/15/43 (7)	30,000	42
Avolon Holdings Funding,			Brixmor Operating Partnership,
3.25%, 2/15/27 (7)	20,000	16	3.65%, 6/15/24	31,000	28
Avolon Holdings Funding,			Brixmor Operating Partnership,
3.95%, 7/1/24 (7)	90,000	72	3.85%, 2/1/25	60,000	59
Avolon Holdings Funding,			Brixmor Operating Partnership,
4.375%, 5/1/26 (7)	30,000	24	4.125%, 5/15/29	20,000	20
Avolon Holdings Funding,			Bunge Finance,
5.125%, 10/1/23 (7)	75,000	63	3.75%, 9/25/27	35,000	32
Baidu,			Bunge Finance,
2.875%, 7/6/22	200,000	200	4.35%, 3/15/24	10,000	10
Bank of America, VR,			Cameron LNG,
3.366%, 1/23/26 (8)	215,000	226	2.902%, 7/15/31 (7)	15,000	13
Bank of America, VR,			Cameron LNG,
4.271%, 7/23/29 (8)	65,000	70	3.302%, 1/15/35 (7)	20,000	17
Barclays, VR,			Cameron LNG,
4.61%, 2/15/23 (8)	200,000	203	3.701%, 1/15/39 (7)	15,000	13
BAT Capital,			Capital One Financial,
3.222%, 8/15/24	40,000	39	0.80%, 6/12/24 (EUR)	100,000	98
BAT Capital,			Capital One Financial,
3.557%, 8/15/27	220,000	208	3.20%, 1/30/23	7,000	7
BBVA Bancomer,			Capital One Financial,
4.375%, 4/10/24 (7)	150,000	150	3.75%, 3/9/27	75,000	73
Becton Dickinson & Company,			Cardinal Health,
2.894%, 6/6/22	15,000	15	3.75%, 9/15/25	38,000	39
Becton Dickinson & Company,			Cardinal Health,
3.70%, 6/6/27	134,000	136	4.50%, 11/15/44	10,000	9
Becton Dickinson & Company,			Cardinal Health,
4.669%, 6/6/47	35,000	37	4.90%, 9/15/45	10,000	10
Boardwalk Pipelines,			CC Holdings,
3.375%, 2/1/23	61,000	53	3.849%, 4/15/23	185,000	186
Boardwalk Pipelines,			Charter Communications Operating,
4.45%, 7/15/27	10,000	8	4.908%, 7/23/25	50,000	53
Boardwalk Pipelines,			Charter Communications Operating,
4.95%, 12/15/24	35,000	28	6.484%, 10/23/45	12,000	15
Boardwalk Pipelines,			Cheniere Corpus Christi Holdings,
5.95%, 6/1/26	10,000	9	3.70%, 11/15/29 (7)	45,000	34
Boral Finance,			Cheniere Corpus Christi Holdings,
3.00%, 11/1/22 (7)	5,000	5	5.125%, 6/30/27	15,000	13
Boral Finance,			Cigna,
3.75%, 5/1/28 (4)(7)	80,000	78	3.40%, 3/1/27 (7)	45,000	46
Boston Properties,			Cigna,
3.20%, 1/15/25	105,000	104	4.50%, 2/25/26 (7)	55,000	59
Boston Properties,			CNO Financial Group,
3.65%, 2/1/26	30,000	31	5.25%, 5/30/25	65,000	68
Braskem Finance,			Comcast,
7.375% (9)	100,000	86	3.25%, 11/1/39	50,000	52
Bristol-Myers Squibb,			Comcast,
3.875%, 8/15/25 (7)	100,000	108	3.30%, 2/1/27	104,000	110

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Comcast,			Energy Transfer Operating,
3.90%, 3/1/38	60,000	66	6.25%, 4/15/49	25,000	21
Crown Castle International,			Eni, Series X-R,
3.30%, 7/1/30	15,000	15	4.75%, 9/12/28 (7)	205,000	208
Crown Castle International,			Equitable Holdings,
4.15%, 7/1/50	10,000	10	4.35%, 4/20/28	40,000	38
Crown Castle Towers,			Essex Portfolio,
3.663%, 5/15/25 (7)	85,000	86	3.375%, 4/15/26	35,000	36
CVS Health,			Expedia Group,
3.625%, 4/1/27	10,000	10	5.00%, 2/15/26	110,000	100
CVS Health,			Fidelity National Financial,
4.10%, 3/25/25	70,000	74	4.50%, 8/15/28	31,000	34
CVS Health,			Fidelity National Information
4.25%, 4/1/50	5,000	5	Services,
CVS Health,			0.75%, 5/21/23 (EUR)	100,000	108
5.125%, 7/20/45	5,000	6	FirstEnergy, Series B,
Diamondback Energy,			3.90%, 7/15/27	105,000	107
2.875%, 12/1/24	75,000	53	FirstEnergy Transmission,
Diamondback Energy,			4.35%, 1/15/25 (7)	65,000	66
3.25%, 12/1/26	50,000	35	Fox,
Diamondback Energy,			3.05%, 4/7/25	5,000	5
3.50%, 12/1/29	75,000	53	Fox,
Discover Financial Services,			4.709%, 1/25/29	35,000	38
3.75%, 3/4/25	150,000	148	General Electric,
Ecolab,			5.55%, 1/5/26	40,000	44
4.80%, 3/24/30	5,000	6	General Electric, Series D, VR,
Edison International,			5.00% (8)(9)	27,000	22
4.95%, 4/15/25	5,000	5	General Motors,
Empresa Nacional de			6.25%, 10/2/43	15,000	12
Telecomunicaciones,			General Motors Financial,
4.875%, 10/30/24	200,000	193	4.00%, 10/6/26	20,000	16
Enel Americas,			General Motors Financial,
4.00%, 10/25/26	50,000	47	4.20%, 3/1/21	5,000	5
Enel Chile,			General Motors Financial,
4.875%, 6/12/28	105,000	104	4.30%, 7/13/25	45,000	39
Energy Transfer Operating,			General Motors Financial,
2.90%, 5/15/25	15,000	13	4.35%, 4/9/25	22,000	19
Energy Transfer Operating,			General Motors Financial,
4.50%, 4/15/24	10,000	9	5.10%, 1/17/24	20,000	18
Energy Transfer Operating,			General Motors Financial,
4.95%, 6/15/28	20,000	16	5.25%, 3/1/26	50,000	44
Energy Transfer Operating,			GLP Capital,
5.00%, 5/15/50	10,000	8	3.35%, 9/1/24	10,000	9
Energy Transfer Operating,			GLP Capital,
5.25%, 4/15/29	25,000	21	5.25%, 6/1/25	15,000	14
Energy Transfer Operating,			Goldman Sachs Group,
5.50%, 6/1/27	10,000	9	3.50%, 11/16/26	140,000	143
Energy Transfer Operating,			Hasbro,
5.875%, 1/15/24	40,000	39	3.00%, 11/19/24	50,000	51
Energy Transfer Operating,			Hasbro,
6.00%, 6/15/48	70,000	59	3.55%, 11/19/26	25,000	24

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Healthcare Realty Trust,			NRG Energy,
3.625%, 1/15/28	60,000	58	4.45%, 6/15/29 (7)	25,000	25
Healthpeak Properties,			NXP,
3.25%, 7/15/26	5,000	5	5.35%, 3/1/26 (7)	20,000	21
Healthpeak Properties,			Occidental Petroleum,
3.50%, 7/15/29	10,000	10	2.60%, 8/13/21	15,000	12
Highwoods Realty,			Occidental Petroleum,
3.05%, 2/15/30	65,000	60	2.90%, 8/15/24	125,000	69
Highwoods Realty,			Oracle,
4.125%, 3/15/28	41,000	41	2.80%, 4/1/27	30,000	31
HSBC Holdings, VR,			Oracle,
3.95%, 5/18/24 (8)	200,000	204	2.95%, 4/1/30	40,000	40
Humana,			PerkinElmer,
4.50%, 4/1/25	15,000	16	3.30%, 9/15/29	57,000	54
Hyundai Capital America,			Plains All American Pipeline,
2.375%, 2/10/23 (7)	45,000	42	2.85%, 1/31/23	15,000	13
JPMorgan Chase, VR,			QVC,
3.54%, 5/1/28 (8)	25,000	26	5.125%, 7/2/22	109,000	90
Keysight Technologies,			Reynolds American,
4.60%, 4/6/27	38,000	41	4.45%, 6/12/25	55,000	56
Kilroy Realty,			Sabine Pass Liquefaction,
4.375%, 10/1/25	13,000	14	5.00%, 3/15/27	115,000	104
Kinder Morgan,			Sabine Pass Liquefaction,
5.625%, 11/15/23 (7)	12,000	13	5.875%, 6/30/26	35,000	32
Kinder Morgan Energy Partners,			SBA Tower Trust,
3.50%, 3/1/21	5,000	5	3.168%, 4/11/22 (7)	65,000	66
Las Vegas Sands,			SBA Tower Trust,
3.20%, 8/8/24	13,000	12	3.448%, 3/15/23 (7)	30,000	30
Las Vegas Sands,			SBA Tower Trust,
3.50%, 8/18/26	25,000	23	3.869%, 10/8/24 (7)	125,000	128
Listrindo Capital,			Sempra Energy,
4.95%, 9/14/26 (4)	200,000	176	3.80%, 2/1/38	8,000	8
Martin Marietta Materials,			Shriram Transport Finance,
4.25%, 7/2/24	65,000	68	5.10%, 7/16/23 (7)	200,000	140
Micron Technology,			Sigma Alimentos,
4.185%, 2/15/27	40,000	40	4.125%, 5/2/26	200,000	187
Micron Technology,			SMBC Aviation Capital Finance,
4.64%, 2/6/24	85,000	86	3.55%, 4/15/24 (7)	205,000	219
Micron Technology,			Southern,
4.663%, 2/15/30	3,000	3	3.25%, 7/1/26	60,000	60
Micron Technology,			Synchrony Financial,
5.327%, 2/6/29	22,000	24	4.25%, 8/15/24	12,000	12
Morgan Stanley,			Synchrony Financial,
3.625%, 1/20/27	70,000	74	4.375%, 3/19/24	10,000	10
Morgan Stanley, VR,			Tencent Holdings,
4.431%, 1/23/30 (8)	25,000	28	3.80%, 2/11/25	200,000	214
Netflix,			Thermo Fisher Scientific,
6.375%, 5/15/29	55,000	59	1.75%, 4/15/27 (EUR)	100,000	110
NRG Energy,			Transcontinental Gas Pipe Line,
3.75%, 6/15/24 (7)	10,000	10	4.00%, 3/15/28	15,000	14

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Transcontinental Gas Pipe Line,			Voya Financial,
4.60%, 3/15/48	30,000	27	3.125%, 7/15/24	55,000	54
Transurban Finance,			Wells Fargo, VR,
3.375%, 3/22/27 (7)	15,000	16	2.879%, 10/30/30 (8)	65,000	64
Transurban Finance,			Westlake Chemical,
4.125%, 2/2/26 (7)	15,000	16	1.625%, 7/17/29 (EUR)	100,000	98
Trinity Acquisition,			Williams,
4.40%, 3/15/26	65,000	68	3.90%, 1/15/25	90,000	77
U. S. Airways PTT, Series 2013-1,			Williams,
Class A,			4.00%, 9/15/25	20,000	18
3.95%, 11/15/25	22,833	21	Williams,
United Airlines PTT, Series 2019-2,			4.30%, 3/4/24	5,000	5
Class A,			Williams,
2.90%, 5/1/28	15,000	16	4.85%, 3/1/48	35,000	33
United Airlines PTT, Series 2019-2,			Willis North America,
Class AA,			3.60%, 5/15/24	45,000	46
2.70%, 5/1/32	10,000	10	Woodside Finance,
United Airlines PTT, Series 2019-2,			3.65%, 3/5/25 (7)	45,000	44
Class B,			Woodside Finance,
3.50%, 5/1/28	15,000	16	3.70%, 9/15/26 (7)	40,000	39
UnitedHealth Group,			Woodside Finance,
3.50%, 8/15/39	18,000	19	3.70%, 3/15/28 (7)	71,000	68
UnitedHealth Group,			WPP Finance 2010,
4.45%, 12/15/48	40,000	50	3.625%, 9/7/22	40,000	40
Ventas Realty,
3.25%, 10/15/26	60,000	56	Total Corporate Bonds
VEREIT Operating Partnership,			(Cost $12,171)		11,668
3.95%, 8/15/27	110,000	105
VEREIT Operating Partnership,			ASSET-BACKED SECURITIES 1.6%
4.60%, 2/6/24	105,000	103
VEREIT Operating Partnership,			AmeriCredit Automobile Receivables
4.625%, 11/1/25	10,000	10	Trust
			Series 2016-4, Class D, 2.74%,
VEREIT Operating Partnership,			12/8/22	90,000	89
4.875%, 6/1/26	20,000	19	AmeriCredit Automobile Receivables
Verizon Communications,			Trust
4.672%, 3/15/55	16,000	20	Series 2019-1, Class B, 3.13%,
Verizon Communications,			2/18/25	20,000	20
4.75%, 11/1/41	15,000	17	Applebee's Funding
Vistra Operations,			Series 2019-1A, Class A2I,
3.55%, 7/15/24 (7)	105,000	99	4.194%, 6/7/49 (7)	120,000	109
Vistra Operations,			Avis Budget Rental Car Funding
3.70%, 1/30/27 (7)	95,000	86	AESOP
Vistra Operations,			Series 2016-1A, Class A, 2.99%,
4.30%, 7/15/29 (7)	63,000	63	6/20/22 (7)	100,000	98
Vodafone Group,			BlueMountain
4.375%, 5/30/28	54,000	57	Series 2015-2A, Class A1R, CLO,
Vodafone Group,			FRN
5.25%, 5/30/48	65,000	79	3M USD LIBOR + 0.93%, 2.749%,
Volkswagen Group of America			7/18/27 (7)	250,000	245
Finance,
3.20%, 9/26/26 (7)	205,000	190

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
CBAM			Neuberger Berman XIX
Series 2019-9A, Class A, CLO,			Series 2015-19A, Class A2R2,
FRN			CLO, FRN
3M USD LIBOR + 1.28%, 3.111%,			3M USD LIBOR + 1.15%, 2.981%,
2/12/30 (7)	250,000	240	7/15/27 (7)	250,000	213
CCG Receivables Trust			Santander Drive Auto Receivables
Series 2017-1, Class A2, 1.84%,			Trust
11/14/23 (7)	6,088	6	Series 2017-1, Class C, 2.58%,
CNH Equipment Trust			5/16/22	2,145	2
Series 2017-C, Class B, 2.54%,			Santander Retail Auto Lease Trust
5/15/25	5,000	5	Series 2019-B, Class C, 2.77%,
Elara HGV Timeshare Issuer			8/21/23 (7)	30,000	26
Series 2014-A, Class A, 2.53%,			Santander Retail Auto Lease Trust
2/25/27 (7)	10,150	10	Series 2019-B, Class D, 3.31%,
Ford Credit Auto Owner Trust			6/20/24 (7)	100,000	85
Series 2018-1, Class C, 3.49%,			Sierra Timeshare Receivables
7/15/31 (7)	100,000	100	Funding
Ford Credit Auto Owner Trust			Series 2015-3A, Class A, 2.58%,
Series 2019-1, Class A, 3.52%,			9/20/32 (7)	12,060	12
7/15/30 (7)	115,000	118	Sierra Timeshare Receivables
Halcyon Loan Advisors Funding			Funding
Series 2014-3A, Class AR, CLO,			Series 2016-1A, Class A, 3.08%,
FRN			3/21/33 (7)	19,928	20
3M USD LIBOR + 1.10%, 2.902%,			Sierra Timeshare Receivables
10/22/25 (7)	83,453	83	Funding
Hardee's Funding			Series 2019-1A, Class A, 3.20%,
Series 2018-1A, Class A2I, 4.25%,			1/20/36 (7)	57,477	57
6/20/48 (7)	39,400	38	SLM Student Loan Trust
Hardee's Funding			Series 2008-9, Class A, FRN
Series 2018-1A, Class A2II,			3M USD LIBOR + 1.50%, 3.294%,
4.959%, 6/20/48 (7)	54,175	48	4/25/23	24,386	24
Hilton Grand Vacations Trust			SMB Private Education Loan Trust
Series 2014-AA, Class A, 1.77%,			Series 2015-B, Class A2A, 2.98%,
11/25/26 (7)	11,444	11	7/15/27 (7)	37,107	37
Hyundai Auto Receivables Trust			SMB Private Education Loan Trust
Series 2016-B, Class D, 2.68%,			Series 2018-A, Class A2A, 3.50%,
9/15/23	35,000	35	2/15/36 (7)	105,000	110
Jack in the Box Funding			SMB Private Education Loan Trust
Series 2019-1A, Class A2I,			Series 2018-C, Class A2A, 3.63%,
3.982%, 8/25/49 (7)	64,838	60	11/15/35 (7)	100,000	106
Jimmy Johns Funding			Southwick Park
Series 2017-1A, Class A2I, 3.61%,			Series 2019-4A, Class A1, CLO,
7/30/47 (7)	24,375	24	FRN
MMAF Equipment Finance			3M USD LIBOR + 1.30%, 3.119%,
Series 2018-A, Class A4, 3.39%,			7/20/32 (7)	250,000	238
1/10/25 (7)	100,000	101	Synchrony Credit Card Master Note
MVW Owner Trust			Trust
Series 2014-1A, Class A, 2.25%,			Series 2015-4, Class B, 2.62%,
9/22/31 (7)	16,839	17	9/15/23	25,000	25

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Taco Bell Funding			Benchmark Mortgage Trust
Series 2018-1A, Class A2I,			Series 2019-B13, Class AM,
4.318%, 11/25/48 (7)	74,063	72	3.183%, 8/15/57	35,000	34
Total Asset-Backed Securities			Cantor Commercial Real Estate
(Cost $2,583)		2,484	Lending
			Series 2019-CF1, Class B, ARM
			4.178%, 5/15/52	100,000	94
NON-U. S. GOVERNMENT MORTGAGE-BACKED			CIM Trust
SECURITIES 4.2%			Series 2019-INV3, Class A15,
			CMO, ARM
Angel Oak Mortgage Trust			3.50%, 8/25/49 (7)	91,153	92
Series 2019-3, Class A3, CMO,			Citigroup Commercial Mortgage
ARM
3.238%, 5/25/59 (7)	50,320	48	Trust
			Series 2014-GC21, Class AS,
Ashford Hospitality Trust			4.026%, 5/10/47	35,000	36
Series 2018-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 1.955%,			Citigroup Commercial Mortgage
			Trust
4/15/35 (7)	45,000	37	Series 2015-GC27, Class AS,
Ashford Hospitality Trust			3.571%, 2/10/48	15,000	15
Series 2018-ASHF, Class C, ARM			Citigroup Commercial Mortgage
1M USD LIBOR + 1.40%, 2.105%,			Trust
4/15/35 (7)	20,000	16	Series 2017-C4, Class AS, 3.764%,
BANK			10/12/50	45,000	45
Series 2017-BNK5, Class B, ARM			Citigroup Commercial Mortgage
3.896%, 6/15/60	80,000	75	Trust
BANK			Series 2017-P7, Class AS, 3.915%,
Series 2019-BN18, Class B,			4/14/50	25,000	25
3.977%, 5/15/62	75,000	70	Citigroup Commercial Mortgage
BANK			Trust
Series 2019-BN21, Class C,			Series 2018-B2, Class C, ARM
3.517%, 10/17/52	25,000	17	4.673%, 3/10/51	30,000	24
BANK			COLT Mortgage Loan Trust
Series 2019-BN22, Class D, 2.50%,			Series 2018-3, Class A3, CMO,
11/15/62 (7)	55,000	31	ARM
Barclays Commercial Mortgage			3.865%, 10/26/48 (7)	41,693	41
Trust			COLT Mortgage Loan Trust
Series 2019-BWAY, Class D, ARM			Series 2018-4, Class A1, CMO,
1M USD LIBOR + 2.16%, 2.865%,			ARM
11/25/34 (7)	25,000	23	4.006%, 12/28/48 (7)	50,064	50
Barclays Commercial Mortgage			COLT Mortgage Loan Trust
Trust			Series 2019-3, Class A1, CMO,
Series 2020-C6, Class AS, 2.84%,			ARM
2/15/53	15,000	14	2.764%, 8/25/49 (7)	65,411	63
Bayview Mortgage Fund IVc Trust			Commercial Mortgage Trust
Series 2017-RT3, Class A, CMO,			Series 2014-UBS6, Class AM,
ARM			4.048%, 12/10/47	110,000	112
3.50%, 1/28/58 (7)	54,811	54	Commercial Mortgage Trust
Bayview Opportunity Master Fund			Series 2015-CR24, Class AM, ARM
IVa Trust			4.028%, 8/10/48	25,000	26
Series 2017-RT1, Class A1, CMO,			Commercial Mortgage Trust
ARM			Series 2015-CR25, Class C, ARM
3.00%, 3/28/57 (7)	47,680	47	4.54%, 8/10/48	20,000	17

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Commercial Mortgage Trust			Connecticut Avenue Securities Trust
Series 2015-LC21, Class B, ARM			Series 2020-R01, Class 1M1,
4.362%, 7/10/48	45,000	44	CMO, ARM
Commercial Mortgage Trust			1M USD LIBOR + 0.80%, 1.747%,
Series 2015-PC1, Class B, ARM			1/25/40 (7)	59,372	57
4.435%, 7/10/50	20,000	20	Connecticut Avenue Securities Trust
Commercial Mortgage Trust			Series 2020-R02, Class 2M1,
Series 2016-CR28, Class AHR,			CMO, ARM
3.651%, 2/10/49	28,375	30	1M USD LIBOR + 0.75%, 1.697%,
Connecticut Avenue Securities			1/25/40 (7)	24,681	24
Series 2017-C02, Class 2ED3,			CSAIL Commercial Mortgage Trust
CMO, ARM			Series 2019-C17, Class AS,
1M USD LIBOR + 1.35%, 2.297%,			3.278%, 9/15/52	30,000	28
9/25/29	90,000	73	CSAIL Commercial Mortgage Trust
Connecticut Avenue Securities			Series 2019-C17, Class B, 3.48%,
Series 2017-C03, Class 1M1,			9/15/52	35,000	31
CMO, ARM			Deephaven Residential Mortgage
1M USD LIBOR + 0.95%, 1.897%,			Trust
10/25/29	4,395	4	Series 2018-2A, Class A1, CMO,
Connecticut Avenue Securities			ARM
Series 2017-C06, Class 2ED1,			3.479%, 4/25/58 (7)	42,894	42
CMO, ARM			Deephaven Residential Mortgage
1M USD LIBOR + 1.00%, 1.947%,			Trust
2/25/30	74,368	74	Series 2018-3A, Class M1, CMO,
Connecticut Avenue Securities			ARM
Series 2018-C01, Class 1ED2,			4.357%, 8/25/58 (7)	100,000	96
CMO, ARM			Ellington Financial Mortgage Trust
1M USD LIBOR + 0.85%, 1.797%,			Series 2019-2, Class A1, CMO,
7/25/30	100,000	100	ARM
Connecticut Avenue Securities			2.739%, 11/25/59 (7)	96,170	92
Series 2018-C01, Class 1M1,			FREMF Mortgage Trust
CMO, ARM			Series 2018-K731, Class B, ARM
1M USD LIBOR + 0.60%, 1.547%,			3.932%, 2/25/25 (7)	65,000	64
7/25/30	47,933	48	FREMF Mortgage Trust
Connecticut Avenue Securities			Series 2019-K100, Class B, ARM
Series 2018-C02, Class 2EB2,			3.49%, 11/25/52 (7)	45,000	40
CMO, ARM			FREMF Mortgage Trust
1M USD LIBOR + 0.90%, 1.847%,			Series 2019-K92, Class B, ARM
8/25/30	35,000	35	4.194%, 5/25/52 (7)	20,000	19
Connecticut Avenue Securities Trust			FREMF Mortgage Trust
Series 2019-R04, Class 2M1,			Series 2019-K97, Class B, ARM
CMO, ARM			3.764%, 9/25/51 (7)	50,000	46
1M USD LIBOR + 0.75%, 1.697%,			FREMF Mortgage Trust
6/25/39 (7)	11,644	11	Series 2019-K98, Class B, ARM
Connecticut Avenue Securities Trust			3.862%, 10/25/52 (7)	25,000	23
Series 2019-R05, Class 1M1,			Galton Funding Mortgage Trust
CMO, ARM			Series 2018-1, Class A23, CMO,
1M USD LIBOR + 0.75%, 1.697%,			ARM
7/25/39 (7)	296	—	3.50%, 11/25/57 (7)	49,009	49
			Galton Funding Mortgage Trust
			Series 2018-2, Class A22, CMO,
			ARM
			4.00%, 10/25/58 (7)	57,233	57
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Galton Funding Mortgage Trust			JPMorgan Barclays Bank
Series 2019-H1, Class A1, CMO,			Commercial Mortgage Securities
ARM			Trust
2.657%, 10/25/59 (7)	80,417	80	Series 2014-C19, Class AS, ARM
Galton Funding Mortgage Trust			4.243%, 4/15/47	35,000	36
Series 2019-H1, Class A3, CMO,			JPMorgan Chase Commercial
ARM			Mortgage Securities Trust
2.964%, 10/25/59 (7)	81,221	80	Series 2016-JP2, Class AS,
Goldman Sachs Mortgage Securities			3.056%, 8/15/49	35,000	34
Trust			JPMorgan Chase Commercial
Series 2013-GC16, Class B, ARM			Mortgage Securities Trust
5.161%, 11/10/46	120,000	125	Series 2016-JP3, Class B, ARM
Goldman Sachs Mortgage Securities			3.397%, 8/15/49	20,000	18
Trust			JPMorgan Chase Commercial
Series 2017-GS8, Class C, ARM			Mortgage Securities Trust
4.337%, 11/10/50	45,000	36	Series 2018-WPT, Class AFX,
Goldman Sachs Mortgage Securities			4.248%, 7/5/33 (7)	20,000	20
Trust			JPMorgan Deutsche Bank
Series 2019-GC40, Class A4,			Commercial Mortgage Securities
3.16%, 7/10/52	100,000	105	Trust
Goldman Sachs Mortgage Securities			Series 2016-C1, Class AM,
Trust			3.539%, 5/10/49	100,000	101
Series 2019-SOHO, Class C, ARM			JPMorgan Deutsche Bank
1M USD LIBOR + 1.30%, 2.005%,			Commercial Mortgage Securities
6/15/36 (7)	85,000	80	Trust
Great Wolf Trust			Series 2018-C8, Class C, ARM
Series 2019-WOLF, Class C, ARM			4.744%, 6/15/51	35,000	28
1M USD LIBOR + 1.633%, 2.338%,			JPMorgan Mortgage Trust
12/15/36 (7)	35,000	30	Series 2019-INV2, Class A3, CMO,
Hilton Orlando Trust			ARM
Series 2018-ORL, Class A, ARM			3.50%, 2/25/50 (7)	32,699	33
1M USD LIBOR + 0.77%, 1.475%,			JPMorgan Mortgage Trust
12/15/34 (7)	100,000	86	Series 2020-1INV, Class A11,
Homeward Opportunities Fund I			CMO, ARM
Trust			1M USD LIBOR + 0.83%, 2.457%,
Series 2019-1, Class A2, CMO,			8/25/50 (7)	30,000	30
ARM			JPMorgan Mortgage Trust
3.556%, 1/25/59 (7)	83,012	80	Series 2020-INV1, Class A3, CMO,
Homeward Opportunities Fund I			ARM
Trust			3.50%, 8/25/50 (7)	39,321	41
Series 2019-3, Class A1, CMO,			JPMorgan Mortgage Trust
ARM			Series 2020-LTV1, Class A15,
2.675%, 11/25/59 (7)	92,038	88	CMO, ARM
Hudson Yards Mortgage Trust			3.50%, 6/25/50 (7)	29,283	30
Series 2019-30HY, Class B, ARM			JPMorgan Mortgage Trust
3.38%, 7/10/39 (7)	100,000	102	Series 2020-LTV1, Class A3, CMO,
Hudson Yards Mortgage Trust			ARM
Series 2019-30HY, Class D, ARM			3.50%, 6/25/50 (7)	58,566	59
3.443%, 7/10/39 (7)	100,000	93	MetLife Securitization Trust
Independence Plaza Trust			Series 2018-1A, Class A, CMO,
Series 2018-INDP, Class A,			ARM
3.763%, 7/10/35 (7)	105,000	102	3.75%, 3/25/57 (7)	94,541	95

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Mill City Mortgage Loan Trust			Sequoia Mortgage Trust
Series 2016-1, Class A1, CMO,			Series 2017-CH2, Class A19,
ARM			CMO, ARM
2.50%, 4/25/57 (7)	33,063	33	4.00%, 12/25/47 (7)	48,827	49
Morgan Stanley Bank of America			SG Residential Mortgage Trust
Merrill Lynch Trust			Series 2019-3, Class A1, CMO,
Series 2014-C18, Class 300A,			ARM
3.749%, 8/15/31	25,000	24	2.703%, 9/25/59 (7)	81,281	78
Morgan Stanley Bank of America			SLIDE
Merrill Lynch Trust			Series 2018-FUN, Class E, ARM
Series 2015-C24, Class AS, ARM			1M USD LIBOR + 2.30%, 3.005%,
4.036%, 5/15/48	10,000	10	6/15/31 (7)	52,785	45
Morgan Stanley Bank of America			Starwood Mortgage Residential
Merrill Lynch Trust			Trust
Series 2015-C27, Class AS,			Series 2019-IMC1, Class A1, CMO,
4.068%, 12/15/47	40,000	41	ARM
Morgan Stanley Capital I Trust			3.468%, 2/25/49 (7)	70,090	70
Series 2015-MS1, Class AS, ARM			Starwood Mortgage Residential
4.031%, 5/15/48	10,000	10	Trust
Morgan Stanley Capital I Trust			Series 2019-INV1, Class A1, CMO,
Series 2017-ASHF, Class B, ARM			ARM
1M USD LIBOR + 1.25%, 1.955%,			2.61%, 9/27/49 (7)	85,307	81
11/15/34 (7)	90,000	73	Structured Agency Credit Risk Debt
New Orleans Hotel Trust			Notes
Series 2019-HNLA, Class B, ARM			Series 2016-DNA1, Class M2,
1M USD LIBOR + 1.289%, 1.993%,			CMO, ARM
4/15/32 (7)	100,000	84	1M USD LIBOR + 2.90%, 3.847%,
New Residential Mortgage Loan			7/25/28	23,109	23
Trust			Structured Agency Credit Risk Debt
Series 2019-NQM1, Class A1,			Notes
CMO, ARM			Series 2018-DNA1, Class M1,
3.675%, 1/25/49 (7)	56,317	56	CMO, ARM
New Residential Mortgage Loan			1M USD LIBOR + 0.45%, 1.397%,
Trust			7/25/30	3,720	4
Series 2019-NQM2, Class A1,			Structured Agency Credit Risk Debt
CMO, ARM			Notes
3.60%, 4/25/49 (7)	71,414	71	Series 2018-DNA1, Class M2AT,
OBX Trust			CMO, ARM
Series 2020-EXP1, Class 1A8,			1M USD LIBOR + 1.05%, 1.997%,
CMO, ARM			7/25/30	65,000	54
3.50%, 2/25/60 (7)	95,350	93	Structured Agency Credit Risk Debt
RETL			Notes
Series 2019-RVP, Class A, ARM			Series 2018-DNA2, Class M1,
1M USD LIBOR + 1.15%, 1.855%,			CMO, ARM
3/15/36 (7)	8,012	7	1M USD LIBOR + 0.80%, 1.747%,
Seasoned Credit Risk Transfer Trust			12/25/30 (7)	38,540	38
Series 2016-1, Class M1, CMO,			Structured Agency Credit Risk Debt
ARM			Notes
3.00%, 9/25/55 (7)	25,000	23	Series 2018-DNA3, Class M1,
Sequoia Mortgage Trust			CMO, ARM
Series 2013-4, Class B1, CMO,			1M USD LIBOR + 0.75%, 1.697%,
ARM			9/25/48 (7)	6,947	7
3.486%, 4/25/43	78,258	74
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Structured Agency Credit Risk Debt			Towd Point Mortgage Trust
Notes			Series 2017-1, Class A1, CMO,
Series 2018-HQA1, Class M2AS,			ARM
CMO, ARM			2.75%, 10/25/56 (7)	48,419	48
1M USD LIBOR + 1.10%, 2.047%,			Towd Point Mortgage Trust
9/25/30	59,171	54	Series 2017-1, Class M1, CMO,
Structured Agency Credit Risk Debt			ARM
Notes			3.75%, 10/25/56 (7)	100,000	94
Series 2018-HRP2, Class M2,			Towd Point Mortgage Trust
CMO, ARM			Series 2018-3, Class A1, CMO,
1M USD LIBOR + 1.25%, 2.197%,			ARM
2/25/47 (7)	60,344	57	3.75%, 5/25/58 (7)	75,184	75
Structured Agency Credit Risk Debt			Towd Point Mortgage Trust
Notes			Series 2018-SJ1, Class A1, CMO,
Series 2018-SPI2, Class M2, CMO,			ARM
ARM			4.00%, 10/25/58 (7)	52,259	52
3.811%, 5/25/48 (7)	10,000	8	Verus Securitization Trust
Structured Agency Credit Risk Debt			Series 2018-INV2, Class A1FX,
Notes			CMO, ARM
Series 2018-SPI3, Class M2, CMO,			4.148%, 10/25/58 (7)	69,699	68
ARM			Verus Securitization Trust
4.148%, 8/25/48 (7)	65,000	54	Series 2019-1, Class A1, CMO,
Structured Agency Credit Risk Debt			ARM
Notes			3.836%, 2/25/59 (7)	68,451	66
Series 2019-HQA3, Class M1,			Verus Securitization Trust
CMO, ARM			Series 2019-2, Class A3, CMO,
1M USD LIBOR + 0.75%, 1.697%,			ARM
9/25/49 (7)	9,928	10	3.448%, 5/25/59 (7)	77,576	76
Structured Agency Credit Risk Debt			Verus Securitization Trust
Notes			Series 2019-3, Class A3, CMO,
Series 2019-HQA4, Class M1,			STEP
CMO, ARM			3.04%, 7/25/59 (7)	78,200	75
1M USD LIBOR + 0.77%, 1.717%,			Verus Securitization Trust
11/25/49 (7)	29,018	28	Series 2019-INV1, Class A1, CMO,
Structured Agency Credit Risk Debt			ARM
Notes			3.402%, 12/25/59 (7)	79,027	76
Series 2020 DNA2, Class M1,			Verus Securitization Trust
CMO, ARM			Series 2019-INV3, Class A1, CMO,
1M USD LIBOR + 0.75%, 1.697%,			ARM
2/25/50 (7)	40,000	38	2.692%, 11/25/59 (7)	96,188	93
Towd Point Mortgage Trust			Wells Fargo Commercial Mortgage
Series 2015-3, Class A1B, CMO,			Trust
ARM			Series 2015-C29, Class C, ARM
3.00%, 3/25/54 (7)	16,696	17	4.219%, 6/15/48	95,000	80
Towd Point Mortgage Trust			Wells Fargo Commercial Mortgage
Series 2015-5, Class A1B, CMO,			Trust
ARM			Series 2015-LC20, Class C, ARM
2.75%, 5/25/55 (7)	25,411	25	4.056%, 4/15/50	35,000	29
Towd Point Mortgage Trust			Wells Fargo Commercial Mortgage
Series 2016-1, Class A1B, CMO,			Trust
ARM			Series 2015-NXS2, Class C, ARM
2.75%, 2/25/55 (7)	24,750	25	4.313%, 7/15/58	10,000	9

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Wells Fargo Commercial Mortgage			Federal Home Loan Mortgage, UMBS
Trust			3.00%, 9/1/49 - 3/1/50	39,618	41
Series 2017-C38, Class B, ARM			4.00%, 2/1/50	69,768	75
3.917%, 7/15/50	100,000	94	Federal National Mortgage Assn.
Wells Fargo Commercial Mortgage			3.00%, 8/1/43 - 2/1/44	21,183	23
Trust			3.50%, 6/1/42 - 1/1/44	209,389	224
Series 2017-C39, Class B, 4.025%,			4.00%, 11/1/40	62,909	69
9/15/50	125,000	118
Wells Fargo Commercial Mortgage			Federal National Mortgage Assn.
			ARM, 12M USD LIBOR + 1.885%,
Trust			4.518%, 8/1/36	2,628	3
Series 2019-C51, Class A4,
3.311%, 6/15/52	115,000	121	Federal National Mortgage Assn.
Wells Fargo Commercial Mortgage			CMO, 4.00%, 6/25/44	47,603	49
Trust			Federal National Mortgage Assn.
Series 2019-C53, Class B, ARM			CMO, IO, 6.50%, 2/25/32	767	—
3.514%, 10/15/52	30,000	26	Federal National Mortgage Assn. , UMBS
Wells Fargo Commercial Mortgage			2.50%, 1/1/32 - 5/1/32	60,514	63
Trust			3.00%, 6/1/27 - 10/1/49	1,020,287	1,077
Series 2019-JWDR, Class A, ARM			3.50%, 11/1/32 - 10/1/49	466,515	498
2.584%, 9/15/31 (7)	100,000	82	4.00%, 11/1/40 - 12/1/49	366,896	396
Wells Fargo Commercial Mortgage			4.50%, 12/1/20 - 10/1/48	333,637	363
Trust			5.00%, 10/1/21 - 7/1/42	101,186	113
Series 2020-C55, Class B, 3.139%,			5.50%, 12/1/34 - 9/1/41	110,010	125
2/15/53	70,000	61	6.00%, 8/1/21 - 1/1/41	72,014	83
Total Non-U. S. Government Mortgage-Backed			6.50%, 7/1/32 - 5/1/40	43,238	51
Securities			7.00%, 4/1/32	394	—
(Cost $6,929)		6,532
					3,953
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED			U. S. Government Obligations 1.1%
SECURITIES 3.6%			Government National Mortgage Assn.
			3.00%, 7/15/43 - 1/20/50	297,158	315
U. S. Government Agency Obligations 2.5% (10)			3.50%, 7/20/42 - 4/20/48	423,395	453
Federal Home Loan Mortgage			4.00%, 7/20/42 - 8/20/49	389,628	419
2.50%, 4/1/30	32,658	34	4.50%, 10/20/39 - 3/20/47	141,454	157
3.00%, 12/1/42 - 4/1/43	112,992	120	5.00%, 3/20/34 - 5/20/48	175,698	192
3.50%, 8/1/42 - 3/1/44	218,039	234	5.50%, 10/20/32 - 3/20/49	110,356	121
4.00%, 8/1/40 - 8/1/45	117,425	127	6.00%, 4/15/36 - 12/20/38	15,494	17
4.50%, 6/1/39 - 5/1/42	111,891	122	6.50%, 3/15/26 - 12/20/33	4,166	4
5.00%, 1/1/24 - 8/1/40	37,722	42	7.00%, 9/20/27	2,598	3
6.00%, 8/1/21 - 8/1/38	10,310	11	8.00%, 4/15/26	309	—
6.50%, 3/1/32 - 4/1/32	2,632	3	Government National Mortgage
7.00%, 6/1/32	665	—	Assn. , CMO,
Federal Home Loan Mortgage, ARM			3.00%, 11/20/47-12/20/47	42,755	45
12M USD LIBOR + 1.748%,			Government National Mortgage
3.743%, 2/1/37	4,973	5	Assn.
12M USD LIBOR + 1.831%,			CMO, ARM, 1M USD LIBOR +
3.88%, 1/1/37	1,902	2	0.30%, 1.073%, 9/20/48	29,141	29
12M USD LIBOR + 1.785%,
4.035%, 9/1/32	100	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Government National Mortgage			FOREIGN GOVERNMENT OBLIGATIONS &
Assn. , CMO, IO,			MUNICIPALITIES 0.2%
4.50%, 2/20/39-12/20/39	5,284	—
			KazMunayGas National,
		1,755	4.75%, 4/19/27	200,000	192
Total U. S. Government & Agency Mortgage-			Perusahaan Gas Negara,
Backed Securities			5.125%, 5/16/24 (7)	200,000	197
(Cost $5,532)		5,708	Total Foreign Government Obligations &
			Municipalities
U. S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING			(Cost $414)		389
MORTGAGE-BACKED) 4.6%
			BOND MUTUAL FUNDS 12.8%
U. S. Treasury Obligations 4.6%
U. S. Treasury Bonds,			T. Rowe Price Inflation Protected
2.00%, 2/15/50	205,000	238	Bond Fund - I Class, 3.82%
U. S. Treasury Bonds,			(12)(13)	449	5
2.375%, 11/15/49	535,000	667	T. Rowe Price Institutional
U. S. Treasury Bonds,			Emerging Markets Bond Fund,
3.00%, 2/15/49	194,800	269	6.76% (12)(13)	860,904	6,104
U. S. Treasury Notes,			T. Rowe Price Institutional
0.50%, 3/31/25	235,000	236	Floating Rate Fund, 5.16%
U. S. Treasury Notes,			(12)(13)	118,847	1,030
1.375%, 10/15/22 (11)	1,935,000	1,987	T. Rowe Price Institutional High
U. S. Treasury Notes,			Yield Fund – I Class, 6.58%
1.50%, 9/30/21	30,000	31	(12)(13)	1,065,127	8,063
U. S. Treasury Notes,			T. Rowe Price International
1.50%, 11/30/21	475,000	485	Bond Fund - I Class, 1.63%
U. S. Treasury Notes,			(12)(13)	555,269	4,731
1.50%, 8/15/22	955,000	982	T. Rowe Price Limited Duration
U. S. Treasury Notes,			Inflation Focused Bond Fund -
1.50%, 9/15/22	350,000	360	I Class, 3.83% (12)(13)	8,656	43
U. S. Treasury Notes,
1.50%, 1/15/23	275,000	284	Total Bond Mutual Funds
U. S. Treasury Notes,			(Cost $22,746)		19,976
1.50%, 2/15/30	220,000	237
U. S. Treasury Notes,			EQUITY MUTUAL FUNDS 5.8%
1.625%, 11/15/22	850,000	879
U. S. Treasury Notes,			T. Rowe Price Institutional
1.75%, 6/30/22	125,000	129	Emerging Markets Equity
U. S. Treasury Notes,			Fund(12)	212,185	6,900
2.50%, 1/15/22	370,000	385	T. Rowe Price Real Assets Fund

		7,169	- I Class (12)	246,972	2,139
Total U. S. Government Agency Obligations			Total Equity Mutual Funds
(Excluding Mortgage-Backed)			(Cost $8,108)		9,039
(Cost $6,845)		7,169

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%			SECURITIES LENDING COLLATERAL 0.3%
Money Market Funds 3.0%			Investments in a Pooled Account through Securities Lending
T. Rowe Price Treasury Reserve			Program with JPMorgan Chase Bank 0.3%
Fund, 0.93% (12)(14)	4,753,790	4,754	Short-Term Funds 0.3%
Total Short-Term Investments			T. Rowe Price Short-Term Fund,
(Cost $4,754)		4,754	1.28% (12)(14)	50,467	505
			Total Investments in a Pooled Account through
			Securities Lending Program with JPMorgan
			Chase Bank		505
			Total Securities Lending Collateral
			(Cost $505)		505
			Total Investments in Securities 100.3%
			(Cost $141,537)		$157,067
			Other Assets Less Liabilities (0.3)%		(496)
			Net Assets 100%		$156,571

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $334 and represents 0.2% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	All or a portion of this security is on loan at March 31, 2020.
(5)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(6)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $9,403 and represents 6.0% of net assets.
(8)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(9)	Perpetual security with no stated maturity date.
(10)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including UMBS, currently operate under a federal conservatorship.
(11)	At March 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12)	Affiliated Companies
(13)	SEC 30-day yield
(14)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD	Australian Dollar
CAD	Canadian Dollar
CDI	CHESS or CREST Depositary Interest
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVA	Dutch Certificate (Certificaten Van Aandelen)
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
IO	Interest-only security for which the fund receives interest on notional principal
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

(Amounts In 000s, except Market Price)
SWAPS(0.1)%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Bank of America, Protection Sold (Relevant Credit: Boeing, 8.75%,
8/15/21 , $101.29*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/21	115	(7)	1	(8)
Barclays Bank, Protection Sold (Relevant Credit: General Electric, 2.70%,
10/9/22 , $97.06*), Receive 1.00% Monthly, Pay upon credit default,
12/20/20	50	—	—	—
Barclays Bank, Protection Sold (Relevant Credit: Republic of Chile, 3.24%,
2/6/28 , $105.06*), Receive 1.00% Quarterly, Pay upon credit default,
6/20/25	145	(2)	(1)	(1)
Barclays Bank, Protection Sold (Relevant Credit: Republic of Colombia,
10.38%, 1/28/33, $140.25*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25	161	(10)	(11)	1
Barclays Bank, Protection Sold (Relevant Credit: Republic of Indonesia,
3.70%, 1/8/22, $100.80*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25	179	(9)	(9)	—
BNP Paribas, Protection Sold (Relevant Credit: Republic of Chile, 3.24%,
2/6/28 , $105.06*), Receive 1.00% Quarterly, Pay upon credit default,
6/20/25	90	(1)	(1)	—
Citibank, Protection Sold (Relevant Credit: Devon Energy, 7.95%, 4/15/32,
$99.61*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/24	10	(1)	—	(1)
Citibank, Protection Sold (Relevant Credit: Republic of Colombia, 10.38%,
1/28/33 , $140.25*), Receive 1.00% Quarterly, Pay upon credit default,
6/20/25	336	(21)	(15)	(6)
Goldman Sachs, Protection Sold (Relevant Credit: General Electric,
2.70%, 10/9/22, $97.06*), Receive 1.00% Monthly, Pay upon credit
default, 12/20/20	40	—	—	—
Goldman Sachs, Protection Sold (Relevant Credit: Republic of Indonesia,
3.70%, 1/8/22, $100.80*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25	306	(17)	(17)	—
HSBC Bank, Protection Sold (Relevant Credit: Republic of Indonesia,
3.70%, 1/8/22, $100.80*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25	24	(1)	(1)	—
JPMorgan Chase, Protection Sold (Relevant Credit: Barclays Bank, 2.65%,
1/11/21 , $100.73*), Receive 1.00% Quarterly, Pay upon credit default,
6/20/24 (EUR)	10	—	—	—
Morgan Stanley, Protection Sold (Relevant Credit: Devon Energy, 7.95%,
4/15/32 , $99.61*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/24	5	(1)	—	(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

(Amounts In 000s, except Market Price)

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)** $ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant Credit: Republic of Colombia,
10.38%, 1/28/33, $140.25*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25	35	(2)	(2)	—
Morgan Stanley, Protection Sold (Relevant Credit: Republic of Indonesia,
3.70%, 1/8/22, $100.80*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25	360	(19)	(18)	(1)
Total Bilateral Credit Default Swaps, Protection Sold			(74)	(17)
Total Bilateral Swaps			(74)	(17)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%

Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: Markit CDX. NA. IG-S33, 5 Year Index),
Receive 1.00% Quarterly, Pay upon credit default 12/20/24	2,604	(9)	55	(64)
Total Centrally Cleared Credit Default Swaps, Protection Sold			55	(64)
Total Centrally Cleared Swaps				(64)
Net payments (receipts) of variation margin to date				57
Variation margin receivable (payable) on centrally cleared swaps				$(7)

*Market Price at March 31, 2020.

** Includes interest purchased or sold but not yet collected of less than $1,000.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
						Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
Bank of America	4/23/20	ILS	113	USD	33	$ (1)
Bank of America	4/23/20	USD	101	ILS	349	2
Citibank	4/23/20	ILS	364	USD	106	(3)
Citibank	4/23/20	USD	68	ILS	233	2
Goldman Sachs	4/23/20	ILS	131	USD	38	(1)
HSBC Bank	4/23/20	ILS	157	USD	46	(1)
HSBC Bank	5/22/20	USD	110	EUR	99	—
JPMorgan Chase	4/23/20	ILS	26	USD	8	—
Morgan Stanley	4/23/20	ILS	140	USD	41	(1)
Morgan Stanley	4/23/20	USD	101	ILS	349	3
State Street	5/22/20	EUR	32	USD	34	1
State Street	5/22/20	USD	341	EUR	312	(5)
Net unrealized gain (loss) on open forward currency
exchange contracts						$(4)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 11 U.S. Treasury Long Bonds contracts	6/20	1,970	$76
Long, 11 U. S. Treasury Notes ten year contracts	6/20	1,525	10
Long, 5 U. S. Treasury Notes two year contracts	6/20	1,102	17
Long, 8 Ultra U. S. Treasury Bonds contracts	6/20	1,775	189
Short, 9 Ultra U. S. Treasury Notes ten year contracts	6/20	(1,404)	(80)
Net payments (receipts) of variation margin to date			(253)
Variation margin receivable (payable) on open futures contracts			$(41)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

				Change in Net
	Net Realized Gain				Unrealized	Investment
Affiliate	(Loss)				Gain/Loss	Income
T. Rowe Price Inflation Protected Bond Fund - I Class		$—			$—	$—
T. Rowe Price Institutional Emerging Markets Bond Fund		6			(1,264)	93
T. Rowe Price Institutional Emerging Markets Equity Fund		—			(2,136)	—
T. Rowe Price Institutional Floating Rate Fund		(21)			(142)	15
T. Rowe Price Institutional High Yield Fund – I Class		—			(1,398)	123
T. Rowe Price International Bond Fund - I Class		(115)			(186)	18
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class		(7)			(2)	1
T. Rowe Price Real Assets Fund - I Class		—			(671)	—
T. Rowe Price Treasury Reserve Fund		—			—	22
T. Rowe Price Short-Term Fund		—			—	—++
Totals		$(137	) #		$(5,799)	$272+

Supplementary Investment Schedule
	Value	Purchase			Sales	Value
Affiliate	12/31/19	Cost			Cost	3/31/20
T. Rowe Price Inflation Protected Bond Fund - I Class	$5			$—	$ —	$5
T. Rowe Price Institutional Emerging Markets Bond Fund	8,070			250	952	6,104
T. Rowe Price Institutional Emerging Markets Equity Fund	8,536			500	—	6,900
T. Rowe Price Institutional Floating Rate Fund	1,269			14	111	1,030
T. Rowe Price Institutional High Yield Fund – I Class	8,337	1,124			—	8,063
T. Rowe Price International Bond Fund - I Class	5,914			128	1,125	4,731
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class	301			1	257	43
T. Rowe Price Real Assets Fund - I Class	2,560			250	—	2,139
T. Rowe Price Treasury Reserve Fund	4,689			¤	¤	4,754
T. Rowe Price Short-Term Fund	756			¤	¤	505
						$34,274^

# Capital gain distributions from mutual funds represented $10 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $272 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $36,113.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Moderate Allocation Portfolio (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$66,083	$ 22,060	$ 172	$ 88,315
Convertible Preferred Stocks	—	366	162	528
Fixed Income Securities[1]	—	33,950	—	33,950
Bond Mutual Funds	19,976	—	—	19,976
Equity Mutual Funds	9,039	—	—	9,039
Short-Term Investments	4,754	—	—	4,754
Securities Lending Collateral	505	—	—	505
Total Securities	100,357	56,376	334	157,067
Forward Currency Exchange Contracts	—	8	—	8
Total	$100,357	56,384	$ 334	$ 157,075
Liabilities
Swaps	$—	$ 98	$ —	$ 98
Forward Currency Exchange Contracts	—	12	—	12
Futures Contracts	41	—	—	41
Total	$41	$ 110	$ —	$ 151

1 Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding
Mortgage-Backed), Foreign Government Obligations & Municipalities.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(56,000) for the period ended March 31, 2020.

($000s)	Beginning	Gain (Loss)		Ending
	Balance	During	Total	Balance
	1/1/20	Period	Purchases	3/31/20
Investment in Securities
Common Stocks	$184	$(21)	$9	$172
Convertible Preferred
Stocks	187	(35)	10	162
Total	$371	$(56)	$19	$334